DERIVATIVE INSTRUMENTS - VOLUME (Details) certificate in Thousands, $ in Millions	Sep. 30, 2020 USD ($) Bcf certificate	Sep. 30, 2019 USD ($) Bcf certificate
Foreign currency contracts
Derivative [Line Items]
Derivative, notional amount | $	$ 5.1	$ 6.2
Natural Gas Distribution | Long | Futures
Derivative [Line Items]
Outstanding long (short) derivatives (in Bcf)	23.7	27.6
Natural Gas Distribution | Long | Physical Commodity
Derivative [Line Items]
Outstanding long (short) derivatives (in Bcf)	6.0	11.6
Energy Services | Physical commodity contracts
Derivative [Line Items]
Number of SRECs (in certificates) | certificate	960	796
Energy Services | Long | Physical Commodity
Derivative [Line Items]
Outstanding long (short) derivatives (in Bcf)	5.0	44.5
Energy Services | Long | Options
Derivative [Line Items]
Outstanding long (short) derivatives (in Bcf)	0	1.0
Energy Services | Short | Futures
Derivative [Line Items]
Outstanding long (short) derivatives (in Bcf)	27.5	29.6
Energy Services | Short | Swaps
Derivative [Line Items]
Outstanding long (short) derivatives (in Bcf)	1.8	5.0